UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the quarterly distribution period from November 26, 2006 to February 26, 2007

Commission File Number of issuing entity: 333-132039-01

Goal Capital Funding Trust 2006-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132039

Goal Capital Funding, LLC

(Exact name of depositor as specified in its charter)

Goal Financial, LLC

(Exact name of sponsor as specified in its charter)

Delaware	51-6575337
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

9477 Waples Street, Suite 100 San Diego, California	92121
(Address of principal executive offices of issuing entity)	(Zip Code)

(858) 320-6799

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Student Loan Asset Backed Notes, Series 2006-1, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class A-5 Remarketable Reset Rate Notes, Class A-6 Notes and Class B Notes	☐	☐	☒	______

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No   ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 7 – Significant Enhancement Provider Information.

The following information for Great Lakes Higher Education Guaranty Corporation (“GLHEGC”) for federal fiscal year 2006 is provided in accordance with Instruction 4 to Item 1114 of Regulation AB:

Guarantee Volume. The aggregate original principal amount of all student loans guaranteed and outstanding is calculated by the National Student Loan Data System for all guaranty agencies. The GLHEGC guarantee volume as of federal fiscal year end 2006 was $35,971,784,124. GLHEGC’s new loan volume for federal fiscal year 2006 was $12,797,200,000.

Reserve Ratio. Reserve fund ratio is calculated in accordance with 34 CFR 682.410(a)(10). Loans transferred to GLHEGC from the former Higher Education Assistance Foundation, Northstar Guarantee Inc., Ohio Student Aid Commission and Puerto Rico Higher Education Assistance Corporation are not included in the calculation, in accordance with Section 428(c)(9) of the Higher Education Act. GLHEGC’s reserve ratio for federal fiscal year 2006 is 0.72%.

Recovery Rate. The recovery rate is calculated by the Department of Education. The recovery rate is the combined recovery collections divided by the beginning of the year inventory of defaulted loans. The rate for all guaranty agencies is available at the Department of Education website http://www.fsacollections.ed.gov/contractors/ga/stats/12082006.htm. GLHEGC does not calculate recovery rates. GLHEGC’s recovery rate for federal fiscal year 2006 is 21.64%.

Loss Rate. GLHEGC’s loss rate is calculated by dividing the aggregate dollar amount of unreinsured loans and unreinsured portions of loans by the dollar amount of claims paid by GLHEGC. The rate for the federal fiscal year 2006 is .0052%.

Claims Rate. The claims rate, also known as the reinsurance trigger rate or annual default rate, is widely recognized as a measure of a guarantor’s success in preventing default. It represents the ratio of the amount of reinsurance claims paid during a federal fiscal year to the guaranty agency’s total amount of loans in repayment at the end of the preceding federal fiscal year. The claims rate for GLHEGC for federal fiscal year 2006 is 0.62%.

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1 February 26, 2007 Quarterly Statement to Noteholders

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 Quarterly Statement to Noteholders

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 12, 2007

Goal Capital Funding, LLC (Depositor)

By:	/s/ Seamus Garland
Name: Title:	Seamus Garland Secretary